Brumadinho dam failure (Tables)	12 Months Ended
Dec. 31, 2021
Brumadinho dam failure
Summary of changes in provisions to meet its assumed obligations, including de-characterization of the dams

			Monetary
			and present
			value
	December 31,	Operating	adjustments	Disbursements	Translation	December 31,
	2020	expense	(i)	(ii)	adjustment	2021
Global Settlement for Brumadinho	3,989	—	340	(1,056)	(289)	2,984
Individual indemnification and other commitments	586	201	(11)	(192)	(31)	553
Incurred expenses (iii)	—	650	—	(650)	—	—
	4,575	851	329	(1,898)	(320)	3,537

(i)  In 2021, the effect of the present value adjustment on Global Settlement provision resulted in a reduction of US$170 due to the increase in the discount rate from 5.92% to 8.08% (2020: US$5).

(ii)  Disbursement is presented net of the judicial deposits utilization.

(iii)  The Company has incurred expenses, which have been recognized straight to the income statement, in relation to communication services, accommodation and humanitarian assistance, equipment, legal services, water, food aid, taxes, among others. In 2020, the Company incurred expenses in the amount of US$510.

Summary of provisions related to dam failure

	December 31, 2021	December 31, 2020
Payment obligations	1,427	2,343
Provision for socio-economic reparation and others	852	860
Provision for social and environmental reparation	705	786
	2,984	3,989

	December 31, 2021	December 31, 2020
Current liabilities	883	1,561
Non-current liabilities	2,101	2,428
Liabilities	2,984	3,989